GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
Schedule of goodwill and intangible assets, net

	December 31,
	2011	2010
	(In thousands)
Goodwill	$1,358,524	$989,493
Intangible assets with indefinite lives	351,488	237,021
Intangible assets with definite lives, net	26,619	8,023

Total goodwill and intangible assets, net	$1,736,631	$1,234,537

Schedule of goodwill by reporting unit, including the changes in the carrying value

	Balance as of December 31, 2010	Additions	(Deductions)	Foreign Exchange Translation	Balance as of December 31, 2011
	(In thousands)
IAC Search & Media	$526,681	$—	$(237)	$—	$526,444

Search & Applications	526,681	—	(237)	—	526,444
Match	297,974	397,115	—	(28,016)	667,073
HomeAdvisor	109,917	—	(3)	33	109,947
CityGrid Media	17,450	301	—	—	17,751

Local	127,367	301	(3)	33	127,698
Connected Ventures	8,436	—	(169)	—	8,267
DailyBurn	7,323	—	—	—	7,323

Media	15,759	—	(169)	—	15,590
Shoebuy	21,712	7	—	—	21,719

Other	21,712	7	—	—	21,719

Total	$989,493	$397,423	$(409)	$(27,983)	$1,358,524

	Balance as of December 31, 2009	Additions	(Deductions)	Impairment	Foreign Exchange Translation	Balance as of December 31, 2010
	(In thousands)
IAC Search & Media	$527,604	$—	$(923)	$—	$—	$526,681

Search & Applications	527,604	—	(923)	—	—	526,681
Match	253,812	37,375	—	—	6,787	297,974
HomeAdvisor	110,689	—	—	—	(772)	109,917
CityGrid Media	17,450	—	—	—	—	17,450

Local	128,139	—	—	—	(772)	127,367
Connected Ventures	8,436	—	—	—	—	8,436
DailyBurn	—	7,323	—	—	—	7,323

Media	8,436	7,323	—	—	—	15,759
Shoebuy	49,744	—	—	(28,032)	—	21,712

Other	49,744	—	—	(28,032)	—	21,712

Total	$967,735	$44,698	$(923)	$(28,032)	$6,015	$989,493

Schedule of intangible assets with definite lives

	Cost	Accumulated Amortization	Net	Weighted-Average Amortization Life (Years)
	(In thousands)
Customer lists	$18,050	$(8,837)	$9,213	1.0
Technology	16,145	(3,858)	12,287	2.2
Supplier agreements	8,946	(5,298)	3,648	6.4
Other	6,063	(4,592)	1,471	3.4

Total	$49,204	$(22,585)	$26,619	2.6

	Cost	Accumulated Amortization	Net	Weighted-Average Amortization Life (Years)
	(In thousands)
Supplier agreements	$7,100	$(4,668)	$2,432	6.7
Customer lists	5,534	(5,298)	236	1.3
Technology	3,100	(1,817)	1,283	3.0
Other	8,871	(4,799)	4,072	4.2

Total	$24,605	$(16,582)	$8,023	4.1

Schedule of expected amortization of intangible assets with definite-lives

Years Ending December 31,	(In thousands)
2012	$18,712
2013	6,176
2014	669
2015	607
2016	455

$26,619